Pension and other post-retirement benefits - Plan assets measured at fair value roll-forward (Details 4) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Equity securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	SFr 76
End of the measurement period	89	SFr 76
Defined benefit pension plans
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	19,829
End of the measurement period	21,901	19,829
Defined benefit pension plans | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,379	1,294
Transfers In	0	0
Transfers Out	(82)	0
On assets still held at reporting date	54	53
On assets sold during the period	0	0
Purchases, sales, settlements	0	32
Foreign currency translation impact	0	0
End of the measurement period	1,351	1,379
Defined benefit pension plans | Level 3 | Corporate debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	34	37
Transfers In	0	0
Transfers Out	(34)	0
On assets still held at reporting date	0	0
On assets sold during the period	0	0
Purchases, sales, settlements	0	(3)
Foreign currency translation impact	0	0
End of the measurement period	0	34
Defined benefit pension plans | Level 3 | Real estate
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,345	1,257
Transfers In	0	0
Transfers Out	(48)	0
On assets still held at reporting date	54	53
On assets sold during the period	0	0
Purchases, sales, settlements	0	35
Foreign currency translation impact	0	0
End of the measurement period	1,351	1,345
Defined benefit pension plans | Level 3 | Real estate - direct
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,297	1,244
Transfers In	0	0
Transfers Out	0	0
On assets still held at reporting date	54	53
On assets sold during the period	0	0
Purchases, sales, settlements	0	0
Foreign currency translation impact	0	0
End of the measurement period	1,351	1,297
Defined benefit pension plans | Level 3 | Real estate - indirect
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	48	13
Transfers In	0	0
Transfers Out	(48)	0
On assets still held at reporting date	0	0
On assets sold during the period	0	0
Purchases, sales, settlements	0	35
Foreign currency translation impact	0	0
End of the measurement period	0	48
Switzerland | Defined benefit pension plans
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	16,225	16,996
Foreign currency translation impact	0	0
End of the measurement period	17,790	16,225
Switzerland | Defined benefit pension plans | Debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	4,677
End of the measurement period	6,950	4,677
Switzerland | Defined benefit pension plans | Corporate debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	4,677
End of the measurement period	6,950	4,677
Switzerland | Defined benefit pension plans | Equity securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	5,113
End of the measurement period	5,015	5,113
Switzerland | Defined benefit pension plans | Real estate
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	2,220
End of the measurement period	2,628	2,220
Switzerland | Defined benefit pension plans | Real estate - direct
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,297
End of the measurement period	1,351	1,297
Switzerland | Defined benefit pension plans | Real estate - indirect
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	923
End of the measurement period	1,277	923
Switzerland | Defined benefit pension plans | Alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	3,452
End of the measurement period	2,494	3,452
Switzerland | Defined benefit pension plans | Private equity - alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,503
End of the measurement period	1,561	1,503
Switzerland | Defined benefit pension plans | Hedge funds
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,118
End of the measurement period	511	1,118
Switzerland | Defined benefit pension plans | Other alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	831
End of the measurement period	422	831
Switzerland | Defined benefit pension plans | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,379	1,294
Transfers In	0	0
Transfers Out	(82)	0
On assets still held at reporting date	54	53
On assets sold during the period	0	0
Purchases, sales, settlements	0	32
Exchange rate gains/(losses) on investments	0	0
End of the measurement period	1,351	1,379
Switzerland | Defined benefit pension plans | Level 3 | Debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	34
End of the measurement period	0	34
Switzerland | Defined benefit pension plans | Level 3 | Corporate debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	34
End of the measurement period	0	34
Switzerland | Defined benefit pension plans | Level 3 | Equity securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
Switzerland | Defined benefit pension plans | Level 3 | Real estate
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,345
End of the measurement period	1,351	1,345
Switzerland | Defined benefit pension plans | Level 3 | Real estate - direct
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,297
End of the measurement period	1,351	1,297
Switzerland | Defined benefit pension plans | Level 3 | Real estate - indirect
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	48
End of the measurement period	0	48
Switzerland | Defined benefit pension plans | Level 3 | Alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
Switzerland | Defined benefit pension plans | Level 3 | Private equity - alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
Switzerland | Defined benefit pension plans | Level 3 | Hedge funds
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
Switzerland | Defined benefit pension plans | Level 3 | Other alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
International | Defined benefit pension plans
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	3,604	4,088
Foreign currency translation impact	39	(128)
End of the measurement period	4,111	3,604
International | Defined benefit pension plans | Debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	3,063
End of the measurement period	3,723	3,063
International | Defined benefit pension plans | Corporate debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,484
End of the measurement period	1,810	1,484
International | Defined benefit pension plans | Government debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,579
End of the measurement period	1,913	1,579
International | Defined benefit pension plans | Equity securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	138
End of the measurement period	149	138
International | Defined benefit pension plans | Real estate - indirect
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	29
End of the measurement period	29	29
International | Defined benefit pension plans | Alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	80
End of the measurement period	8	80
International | Defined benefit pension plans | Hedge funds
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	61
End of the measurement period	45	61
International | Defined benefit pension plans | Other alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	19
End of the measurement period	(37)	19
International | Defined benefit pension plans | Other investments, plan assets
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	85
End of the measurement period	84	85
International | Defined benefit pension plans | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
International | Defined benefit pension plans | Level 3 | Debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
International | Defined benefit pension plans | Level 3 | Corporate debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
International | Defined benefit pension plans | Level 3 | Government debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
International | Defined benefit pension plans | Level 3 | Equity securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
International | Defined benefit pension plans | Level 3 | Real estate - indirect
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
International | Defined benefit pension plans | Level 3 | Alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
International | Defined benefit pension plans | Level 3 | Hedge funds
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
International | Defined benefit pension plans | Level 3 | Other alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
International | Defined benefit pension plans | Level 3 | Other investments, plan assets
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
International | Other post-retirement defined benefit plans
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0	0
Foreign currency translation impact	0	0
End of the measurement period	SFr 0	SFr 0